STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund

May 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.4%
Banks - 3.9%
Cullen/Frost Bankers	23,395		1,777,318
Essent Group	44,471		1,469,767
First Bancorp/Puerto Rico	101,622		555,872
First Interstate BancSystem, Cl. A	16,873		527,281
First Merchants	13,768		386,330
First Republic Bank	2,065		223,371
SVB Financial Group	8,410	[a]	1,806,048
TCF Financial	14,166		409,681
			7,155,668
Capital Goods - 6.6%
Aerojet Rocketdyne Holdings	25,657	[a]	1,125,060
Allegion	1,332		132,800
Allied Motion Technologies	6,051		218,986
AMETEK	2,000		183,420
Builders FirstSource	26,885	[a]	559,477
Construction Partners, Cl. A	22,987	[a,b]	406,870
Curtiss-Wright	17,047		1,709,814
Energy Recovery	32,386	[a,b]	248,886
Graco	4,135		199,348
Kornit Digital	15,949	[a,b]	745,616
Masco	3,750		174,938
Masonite International	10,354	[a]	687,299
Mercury Systems	18,443	[a]	1,647,882
Owens Corning	13,407		703,868
Proto Labs	1,679	[a]	212,142
Quanta Services	19,964		737,271
Rockwell Automation	753		162,768
Roper Technologies	1,699		669,066
SiteOne Landscape Supply	2,961	[a,b]	314,784
The Greenbrier Companies	30,990		657,608
Valmont Industries	6,813		776,682
			12,274,585
Commercial & Professional Services - 5.5%
ADT	55,352		391,892
Clarivate	174,332	[a]	3,990,460
Clean Harbors	7,809	[a]	463,777
CoreLogic	28,074		1,391,347
CoStar Group	904	[a]	593,747
Covanta Holding	75,820		682,380

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Commercial & Professional Services - 5.5% (continued)
Equifax	10,810		1,659,984
The Brink's Company	10,574		424,017
Waste Connections	5,976		561,983
			10,159,587
Consumer Durables & Apparel - 2.8%
KB Home	28,022		926,968
Lululemon Athletica	3,552	[a]	1,065,937
Peloton Interactive, Cl. A	19,356	[a]	816,630
Ralph Lauren	6,061		457,666
SKECHERS USA, Cl. A	31,707	[a]	993,063
Taylor Morrison Home	26,746	[a]	517,000
YETI Holdings	10,042	[a]	322,348
			5,099,612
Consumer Services - 3.4%
Cracker Barrel Old Country Store	3,143	[b]	336,710
Grand Canyon Education	16,843	[a]	1,643,708
Norwegian Cruise Line Holdings	51,942	[a,b]	813,412
OneSpaWorld Holdings	14,988	[b]	98,022
Planet Fitness, Cl. A	15,663	[a]	1,012,300
Service Corp. International	53,122		2,094,600
Wynn Resorts	4,067		338,700
			6,337,452
Diversified Financials - 2.3%
Assetmark Financial Holdings	15,120	[a,b]	403,704
FirstCash	8,126		566,951
LPL Financial Holdings	6,990		499,016
PJT Partners, Cl. A	32,541		1,779,667
Tradeweb Markets, Cl. A	2,946		194,318
Voya Financial	18,831		848,337
			4,291,993
Energy - 1.2%
Cactus, Cl. A	9,696		185,000
Dril-Quip	13,016	[a]	395,556
Parsley Energy, Cl. A	56,373		515,249
PBF Energy, Cl. A	43,571		462,724
PDC Energy	33,954	[a]	413,560
Scorpio Tankers	10,778	[b]	191,202
			2,163,291
Food & Staples Retailing - 1.0%
Casey's General Stores	8,078		1,290,299
Grocery Outlet Holding	16,360	[a]	602,212
			1,892,511
Food, Beverage & Tobacco - 1.6%
Calavo Growers	7,409		433,501

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Food, Beverage & Tobacco - 1.6% (continued)
Darling Ingredients	15,247	[a]	355,408
Freshpet	14,561	[a]	1,123,818
Ingredion	11,553		973,109
			2,885,836
Health Care Equipment & Services - 10.5%
1Life Healthcare	30,757	[a,b]	993,451
ABIOMED	2,583	[a]	578,334
Acadia Healthcare	30,095	[a,b]	861,018
AdaptHealth	31,871	[a]	515,673
Align Technology	3,881	[a]	953,251
Amedisys	11,319	[a]	2,173,814
AtriCure	9,213	[a]	440,474
Boston Scientific	11,135	[a]	423,019
Centene	11,595	[a]	768,169
DexCom	3,565	[a]	1,348,675
Encompass Health	42,500		3,113,125
Evolent Health, Cl. A	24,327	[a,b]	216,024
Health Catalyst	11,366	[a,b]	308,473
Insulet	1,567	[a]	295,489
iRhythm Technologies	5,999	[a,b]	745,736
Laboratory Corp. of America Holdings	1,304	[a]	228,617
Molina Healthcare	4,231	[a]	786,204
Nevro	2,653	[a]	333,217
Omnicell	12,001	[a]	802,987
Tabula Rasa HealthCare	21,934	[a,b]	1,171,934
Teladoc Health	11,980	[a,b]	2,085,239
Teleflex	458		166,190
			19,309,113
Household & Personal Products - .3%
Inter Parfums	10,807		501,553
Insurance - 1.3%
Kinsale Captial Group	1,967	[b]	293,712
Markel	373	[a]	334,738
Palomar Holdings	13,645	[a]	1,015,461
The Hanover Insurance Group	8,141		816,949
			2,460,860
Materials - 5.8%
AptarGroup	20,597		2,294,300
Cabot	15,692		560,518
Constellium	17,344	[a]	142,394
Crown Holdings	13,045	[a]	853,534
Eagle Materials	9,641		643,633
FMC	14,506		1,427,535
Huntsman	28,946		525,370

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Materials - 5.8% (continued)
Kinross Gold	171,031	[a]	1,120,253
Louisiana-Pacific	47,195		1,114,274
Newmont	8,005		468,052
Norbord	13,860	[b]	265,280
Summit Materials, Cl. A	24,648	[a]	374,403
The Mosaic Company	53,297		644,361
Vulcan Materials	2,598		281,415
			10,715,322
Media & Entertainment - 1.5%
Cardlytics	13,169	[a,b]	896,677
Liberty Media Corp-Liberty Formula One, Cl. C	8,057	[a]	279,175
Live Nation Entertainment	5,855	[a]	287,832
Nexstar Media Group, Cl. A	3,804		316,911
Spotify Technology	2,309	[a]	417,767
Twitter	17,436	[a]	539,993
			2,738,355
Pharmaceuticals Biotechnology & Life Sciences - 9.9%
10X Genomics, CI. A	7,871	[a]	613,702
Acceleron Pharma	2,426	[a]	239,762
Adaptive Biotechnologies	5,672	[a,b]	219,506
Aerie Pharmaceuticals	31,744	[a,b]	445,368
Alector	13,048	[a,b]	426,670
Amicus Therapeutics	18,212	[a]	227,195
Arena Pharmaceuticals	7,581	[a]	453,116
Ascendis Pharma, ADR	1,574	[a,b]	229,001
Avrobio	6,303	[a]	127,447
Beam Therapeutics	3,266	[a]	83,446
Biohaven Pharmaceutical Holding	10,003	[a]	624,887
Blueprint Medicines	1,910	[a]	124,417
CareDx	5,750	[a,b]	184,690
Crinetics Pharmaceuticals	8,851	[a]	144,625
CRISPR Therapeutics	3,519	[a,b]	227,257
Denali Therapeutics	14,480	[a,b]	402,978
Editas Medicine	7,314	[a,b]	197,990
FibroGen	12,462	[a]	416,729
GW Pharmaceuticals, ADR	8,543	[a,b]	1,048,653
Illumina	1,477	[a]	536,225
Invitae	32,215	[a,b]	541,856
Iovance Biotherapeutics	6,797	[a]	218,116
MeiraGTx Holdings	8,512	[a]	126,318
Mylan	35,450	[a]	605,132
NanoString Technologies	10,989	[a]	335,494
Natera	8,647	[a]	379,171

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.9% (continued)
NeoGenomics	11,064	[a,b]	295,298
Neurocrine Biosciences	10,149	[a,b]	1,266,189
Pacific Biosciences of California	36,179	[a]	127,350
Passage Bio	11,242	[a]	247,661
Prevail Therapeutics	15,237	[a]	254,153
PTC Therapeutics	8,410	[a]	426,471
Quanterix	15,443	[a]	426,072
Sarepta Therapeutics	11,726	[a,b]	1,785,518
Syneos Health	17,578	[a]	1,072,082
TherapeuticsMD	212,361	[a,b]	239,968
Twist Bioscience	11,404	[a]	432,782
Ultragenyx Pharmaceutical	10,777	[a]	737,793
uniQure	6,581	[a]	441,980
Veracyte	6,235	[a,b]	155,501
Voyager Therapeutics	16,194	[a]	195,947
Xenon Pharmaceuticals	23,314	[a,b]	319,402
Zogenix	25,431	[a,b]	740,805
			18,344,723
Real Estate - 5.0%
Americold Realty Trust	67,380	[c]	2,406,140
Colliers International Group	12,572	[b]	646,201
CoreSite Realty	8,127	[c]	1,014,412
Douglas Emmett	18,976	[c]	557,135
Equinix	539	[c]	376,023
Physicians Realty Trust	89,143	[c]	1,539,500
Redfin	41,269	[a,b]	1,237,657
Sunstone Hotel Investors	72,541	[c]	641,988
Urban Edge Properties	93,268	[c]	909,363
			9,328,419
Retailing - 1.8%
Etsy	5,435	[a]	440,126
National Vision Holdings	23,464	[a,b]	628,366
Ollie's Bargain Outlet Holdings	19,965	[a,b]	1,825,799
Ross Stores	5,169		501,186
			3,395,477
Semiconductors & Semiconductor Equipment - 2.6%
First Solar	25,351	[a,b]	1,181,864
MKS Instruments	2,476		261,540
NVIDIA	657		233,248
ON Semiconductor	39,579	[a]	652,658
Power Integrations	4,223		457,562
Semtech	9,701	[a]	515,899
Skyworks Solutions	7,316		867,239

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Semiconductors & Semiconductor Equipment - 2.6% (continued)
Teradyne	9,399		629,921
			4,799,931
Software & Services - 19.7%
Amdocs	34,015		2,117,774
CACI International, Cl. A	11,917	[a]	2,988,545
Cardtronics, Cl. A	15,750	[a]	380,993
Cloudera	91,970	[a,b]	942,693
DocuSign	11,580	[a]	1,618,189
Euronet Worldwide	10,872	[a]	1,029,905
Everbridge	17,666	[a,b]	2,583,829
Fidelity National Information Services	4,923		683,460
HubSpot	5,947	[a]	1,189,043
I3 Verticals, Cl. A	20,592	[a]	594,285
Jack Henry & Associates	10,742		1,942,798
MAXIMUS	24,522		1,766,074
Medallia	18,156	[a,b]	513,452
Mimecast	7,483	[a]	312,640
New Relic	2,920	[a]	193,158
Nuance Communications	84,736	[a,b]	1,938,760
Proofpoint	18,028	[a]	2,096,116
Q2 Holdings	6,525	[a,b]	539,096
Rapid7	18,778	[a]	918,056
ServiceNow	2,268	[a]	879,825
Shopify, Cl. A	2,617	[a]	1,983,163
Slack Technologies, Cl. A	67,492	[a,b]	2,365,595
Splunk	5,356	[a]	995,359
Square, Cl. A	11,237	[a]	911,096
SS&C Technologies Holdings	6,367		368,617
Twilio, Cl. A	17,277	[a,b]	3,413,935
Zendesk	11,011	[a]	944,193
Zoom Video Communications, CI. A	969	[a,b]	173,916
			36,384,565
Technology Hardware & Equipment - 5.6%
Amphenol, Cl. A	3,673		354,665
Ciena	18,481	[a]	1,021,260
Cognex	2,462		139,694
Dolby Laboratories, Cl. A	34,492		2,094,699
FLIR Systems	77,109		3,562,436
Littelfuse	1,428		232,036
Lumentum Holdings	10,950	[a]	802,854
NETGEAR	7,064	[a]	181,757
nLight	15,970	[a]	344,313
Trimble	4,658	[a]	182,221

Description		Shares		Value ($)
Common Stocks - 97.4% (continued)
Technology Hardware & Equipment - 5.6% (continued)
Western Digital		26,274		1,165,777
Zebra Technologies, Cl. A		673	[a]	175,868
				10,257,580
Telecommunication Services - 1.0%
Bandwidth, Cl. A		17,220	[a]	1,908,837
Transportation - 2.8%
Knight-Swift Transportation Holdings		60,707		2,526,018
Marten Transport		13,354		341,729
SkyWest		53,714		1,722,608
Werner Enterprises		12,607		582,696
				5,173,051
Utilities - 1.3%
Clearway Energy, Cl. C		44,833		982,291
NextEra Energy Partners		9,084		464,283
PPL		32,937		920,260
				2,366,834
Total Common Stocks (cost $139,540,194)				179,945,155

Exchange-Traded Funds - .8%
Registered Investment Companies - .8%
iShares Russell 2000 ETF		2,260	[b]	313,914
iShares Russell 2000 Growth ETF		3,170		632,066
iShares Russell Mid-Cap Growth ETF		3,181	[b]	491,846
Total Exchange-Traded Funds (cost $1,382,679)				1,437,826
	1-Day Yield (%)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,069,677)	0.21	3,069,677	[d]	3,069,677

Investment of Cash Collateral for Securities Loaned - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,310,650)	0.21	4,310,650	[d]	4,310,650
Total Investments (cost $148,303,200)		102.2%		188,763,308
Liabilities, Less Cash and Receivables		(2.2%)		(4,117,778)
Net Assets		100.0%		184,645,530

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $31,273,440 and the value of the collateral was $31,308,699, consisting of cash collateral of $4,310,650 and U.S. Government & Agency securities valued at $26,998,049.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Multi-Strategy Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	179,945,155	-	-	179,945,155
Exchange-Traded Funds	1,437,826	-	-	1,437,826
Investment Companies	7,380,327	-	-	7,380,327

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized appreciation on investments was $40,460,108, consisting of $57,031,940 gross unrealized appreciation and $16,571,832 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.